Allowance provided (reversed) for credit loss on financial assets	12 Months Ended
Dec. 31, 2018
Allowance provided (reversed) for credit loss on financial assets [Abstract]
Allowance provided (reversed) for credit loss on financial assets
45.	Allowance provided (reversed) for credit loss on financial assets

Allowance provided (reversed) for credit loss on financial assets for the year ended December 31, 2018 are as follows:

	2018
Loans at amortized cost	~~W~~	(704,515)
Other financial assets at amortized cost		(24,070)
Securities at fair value through other comprehensive income		(12,066)
Others (unused credit line and financial guarantee, etc)		(4,826)
Securities at amortized cost		(2,400)

	~~W~~	(747,877)